Fair Value Measurements - Other Real Estate Owned and Repossessed Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Total Gains (Losses) | Installment and other consumer
Fair Value Measurements
Gains (losses) on impaired loans	$ (40)	$ (7)
Nonrecurring | Fair value
Fair Value Measurements
Impaired loans	17,664	21,397
Other real estate and repossessed assets	8,795	10,525
Nonrecurring | Fair value | Commercial, Financial, and Agricultural
Fair Value Measurements
Impaired loans		0
Nonrecurring | Fair value | Real Estate Construction - Residential | Mortgage
Fair Value Measurements
Impaired loans		264
Nonrecurring | Fair value | Real Estate Construction - Commercial | Mortgage
Fair Value Measurements
Impaired loans	17,664	21,133
Nonrecurring | Fair value | Installment and other consumer
Fair Value Measurements
Impaired loans	0	0
Nonrecurring | Total Gains (Losses)
Fair Value Measurements
Gains (losses) on impaired loans	(91)	(118)
Gains (losses) on other real estate and repossessed assets	233	(935)
Nonrecurring | Total Gains (Losses) | Commercial, Financial, and Agricultural
Fair Value Measurements
Gains (losses) on impaired loans		(46)
Nonrecurring | Total Gains (Losses) | Real Estate Construction - Residential | Mortgage
Fair Value Measurements
Gains (losses) on impaired loans		(22)
Nonrecurring | Total Gains (Losses) | Real Estate Construction - Commercial | Mortgage
Fair Value Measurements
Gains (losses) on impaired loans	(51)	(43)
Nonrecurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | Fair value
Fair Value Measurements
Impaired loans	0	0
Other real estate and repossessed assets	0	0
Nonrecurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | Fair value | Commercial, Financial, and Agricultural
Fair Value Measurements
Impaired loans		0
Nonrecurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | Fair value | Real Estate Construction - Residential | Mortgage
Fair Value Measurements
Impaired loans		0
Nonrecurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | Fair value | Real Estate Construction - Commercial | Mortgage
Fair Value Measurements
Impaired loans	0	0
Nonrecurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | Fair value | Installment and other consumer
Fair Value Measurements
Impaired loans	0	0
Nonrecurring | Other Observable Inputs (Level 2) | Fair value
Fair Value Measurements
Impaired loans	0	0
Other real estate and repossessed assets	0	0
Nonrecurring | Other Observable Inputs (Level 2) | Fair value | Commercial, Financial, and Agricultural
Fair Value Measurements
Impaired loans		0
Nonrecurring | Other Observable Inputs (Level 2) | Fair value | Real Estate Construction - Residential | Mortgage
Fair Value Measurements
Impaired loans		0
Nonrecurring | Other Observable Inputs (Level 2) | Fair value | Real Estate Construction - Commercial | Mortgage
Fair Value Measurements
Impaired loans	0	0
Nonrecurring | Other Observable Inputs (Level 2) | Fair value | Installment and other consumer
Fair Value Measurements
Impaired loans	0	0
Nonrecurring | Significant Unobservable Inputs (Level 3) | Fair value
Fair Value Measurements
Impaired loans	17,664	21,397
Other real estate and repossessed assets	8,795	10,525
Nonrecurring | Significant Unobservable Inputs (Level 3) | Fair value | Commercial, Financial, and Agricultural
Fair Value Measurements
Impaired loans		0
Nonrecurring | Significant Unobservable Inputs (Level 3) | Fair value | Real Estate Construction - Residential | Mortgage
Fair Value Measurements
Impaired loans		264
Nonrecurring | Significant Unobservable Inputs (Level 3) | Fair value | Real Estate Construction - Commercial | Mortgage
Fair Value Measurements
Impaired loans	17,664	21,133
Nonrecurring | Significant Unobservable Inputs (Level 3) | Fair value | Installment and other consumer
Fair Value Measurements
Impaired loans	$ 0	$ 0